ACCRUED AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2018
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
NOTE 4 – ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	Successor Company
	June 30, 2018	December 31, 2017
Payables to agents	$8,230,526	$6,875,416
Accrued legal fees	3,378,289	1,644,470
Accrued compensation	1,572,609	1,092,460
Accrued bank charges	1,033,120	897,404
Accrued taxes	840,289	318,792
Other	1,601,293	685,907
	$16,656,126	$11,514,449